GENERAL AND ADMINISTRATIVE EXPENSES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
General And Administrative Expenses
General and Administrative Expense	$ 857,759	$ 630,365	$ 1,506,831	$ 4,165,972	$ 7,037,957	$ 4,312,499